S000075502 [Member] Investment Objectives and Goals - S000075502 [Member]	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Select Technology ETF (the Fund) seeks capital appreciation.